STATUTORY INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bermuda
Actual statutory capital and surplus
Actual statutory capital and surplus	$ 684,953	$ 649,671
Statutory net income (loss)
Statutory net income (loss)	135,843	138,574	$ 144,063
UK
Actual statutory capital and surplus
Actual statutory capital and surplus	157,799	150,766
Statutory net income (loss)
Statutory net income (loss)	7,485	(5,750)	27,147
Labuan
Actual statutory capital and surplus
Actual statutory capital and surplus	42,266	39,762
Statutory net income (loss)
Statutory net income (loss)	1,379	5,533	5,000
Malta
Actual statutory capital and surplus
Actual statutory capital and surplus	27,063	25,178
Statutory net income (loss)
Statutory net income (loss)	$ (1,863)	$ 2,716	$ 1,256